Fair Value Measurements (Financial Assets Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	$ 528,038	$ 585,923
U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	32,788	29,926
Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	60,149	62,500
Fair value measurements, recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	528,038	585,923
Fair value measurements, recurring [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	32,788	29,926
Fair value measurements, recurring [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	60,149	62,500
Fair value measurements, recurring [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	405,009	467,064
Fair value measurements, recurring [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	30,092	26,433
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	528,038	585,923
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	32,788	29,926
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	60,149	62,500
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	405,009	467,064
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	30,092	26,433
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	$ 0	$ 0